CAPITAL WORLD GROWTH AND INCOME FUND, INC.

333 South Hope Street o Los Angeles, California 90071 o Telephone (213) 486-9200



                                                              February 5, 2004



Document Control
Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20001

         Re:      Capital World Growth and Income Fund, Inc.
                  File Nos.  33-54444 and 811-7338

Dear Sir or Madam:

                  Pursuant to Reg.230.497(j) under the Securities Act of 1933 (the "Act"), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on January 30, 2004 of the Registrant's Post-Effective Amendment No.15 under the Act and Amendment No. 17 under the Investment Company Act of 1940.



                                                              Sincerely yours,


                                                          /s/ Vincent P. Corti
                                                              Vincent P. Corti


Attachment

cc:      Linda Stirling